Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES
25.	INVENTORIES

	As at December 31,
	2022	2021
Raw materials	-	773,180
Merchandised goods	483,384	392,018
Provision for obsolete inventories	(38,833)	(1,302)
	444,551	1,163,896